As filed with the Securities and Exchange Commission on November 27, 2024

Securities Act File No. 333-167073

1940 Act File No. 811-22417

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
☒ Post-Effective Amendment No. 82 and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
☒ Amendment No. 83

Destra Investment Trust
(Exact Name of Registrant as Specified in Charter)

443 N. Willson Ave.

Bozeman, MT, 59715

(877) 855-3434

Robert Watson

Destra Capital Management LLC

443 N. Willson Ave.

Bozeman, MT, 59715

Copy to:

Joshua D. Deringer, Esq.

Faegre Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

215-988-2700

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)

☒	On December 23, 2024 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 76 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on April 26, 2024 and pursuant to Rule 485(a)(2) would have become effective on July 10, 2024. Post-Effective Amendment No. 77 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on July 9, 2024 to extend the effective date of the Amendment to August 9, 2024, Post-Effective Amendment No. 78 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on August 8, 2024 to further extend the effective date of the Amendment to September 6, 2024, Post-Effective Amendment No. 79 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on September 5, 2024 to extend the effective date of the Amendment to October 4, 2024, Post-Effective Amendment No. 80 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on October 3, 2024 to extend the effective date of the Amendment to November 1, 2024, and Post-Effective Amendment No. 81 was filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act on October 31, 2024 to extend the effective date of the Amendment to November 29, 2024.

This Post-Effective Amendment No. 82 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating December 23, 2024 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 82 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Bozeman in the State of Montana on the 27th day of November, 2024.

Destra Investment Trust

By:	/s/ Robert Watson
	Name:	Robert Watson
	Title:	President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Robert Watson	President	November 27, 2024
Robert Watson

/s/ Derek Mullins	Chief Financial Officer and Treasurer	November 27, 2024
Derek Mullins

* John S. Emrich	Trustee	November 27, 2024
John S. Emrich

* Michael S. Erickson	Trustee	November 27, 2024
Michael S. Erickson

* Jeffery S. Murphy	Trustee	November 27, 2024
Jeffery S. Murphy

* Nicholas Dalmaso	Trustee	November 27, 2024
Nicholas Dalmaso

*By:	/s/ Robert Watson
Robert Watson
Attorney-In-Fact (pursuant to Power of Attorney)